Application of New and Amended International Financial Reporting Standards	12 Months Ended
Dec. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Application of New and Amended International Financial Reporting Standards
5.
APPLICATION OF NEW AND AMENDED INTERNATIONAL FINANCIAL REPORTING STANDARDS

Amendments to IFRSs and the New Interpretation That Are Mandatorily Effective for the Current Year

The Company has applied Amendments to IFRS 16: Leases Liability in a Sale and Leaseback, Amendments to IAS 1: Classification of Liabilities as Current or Non-current, Amendments to IAS 1: Non-current Liabilities with Covenants, and Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements. The application of these amendments has had no impact on the disclosures or amounts recognized in the Company’s consolidated financial statements.

New and Amended IFRSs in Issue But Not Yet Effective

The Company has not applied the following new and amended IFRSs that have been issued but are not yet effective.

New or Amended Standards and Interpretations		Effective Date Issued by IASB (Note)
Amendments to IAS 21	Lack of Exchangeability	January 1, 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-Dependent Electricity	January 1, 2026
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and Its Associate or Joint Venture	To be determined by IASB
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IFRS Accounting Standards	Annual Improvements -Volume 11	January 1, 2026

Note: The aforementioned new or amended standards or interpretations are effective after fiscal year beginning on or after the effective dates, unless specified otherwise.

The application of “Amendments to IAS 21: Lack of Exchangeability” will not have material impact on the Company’s consolidated financial statements.

As of the date the consolidated financial statements were authorized for issue, the Company is continuously assessing whether the application of the Standards listed above, except for the “Amendments to IAS 21: Lack of Exchangeability” will have the impact on the Company’s financial position and operating result. The Company will disclose the relevant impact when the assessment is completed.